Cash, Cash Equivalents, and Restricted Cash - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash And Cash Equivalents Items [Line Items]
Cash and Cash Equivalents	$ 488,248	$ 335,273
Restricted Cash	668,181	266,944
Cash, Cash Equivalents and Restricted Cash	$ 1,156,429	$ 602,217	$ 1,129,122	$ 3,886,928